                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 29th, 2007

Check here if Amendment [ ]: Amendment Number
                                              -----
This Amendment (Check only one):   [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      TD Asset Management USA Inc.
Address: Canada Trust Tower, BCE Place, 161 Bay Street, 35th Floor, Toronto, Ontario, M5J 2T2

Form 13F File Number: 28-05929

     This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Barbara Callbeck
Title:   Managing Director
Phone:   416-308-5346

Signature, Place, and Date of Signing:


Barbara Callbeck                          Toronto, Ontario       July 30th, 2007
[Signature]                               [City, State]          [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                    FORM 13F
                                  SUMMARY PAGE

Report summary:

Number of Other Included Managers:             One (1)

Form 13F Information Table Entry Total:           142

Form 13F Information Table Value Total:    US$753,144
                                          (thousands)

LIST OF OTHER INCLUDED MANAGERS:

     Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.   Form 13F File Number   Name

     1                            Toronto Dominion Investments, Inc.
           --------------------

                                                                                                          VOTING
                                                           VALUE     AMOUNT OF    INVESTMENT    OTHER   AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (X$1000)  SECURITY (SH)  DISCRETION  MANAGERS    (SOLE)
--------------                --------------  ---------  --------  -------------  ----------  --------  ---------
3M CO                         COM             88579Y101     7,551         87,000  Sole                     87,000
3M CO                         COM             88579Y101       415          4,785  Defined     1             4,785
ABBOTT LABS                   COM             002824100     9,693        181,000  Sole                    181,000
ABBOTT LABS                   COM             002824100       260          4,850  Defined     1             4,850
ACCENTURE LTD BERMUDA         CL A            G1150G111     9,393        219,000  Sole                    219,000
AGRIUM INC                    COM             008916108       206          4,700  Sole                      4,700
ALCAN INC                     COM             013716105       498          6,100  Sole                      6,100
ALCOA INC                     COM             013817101       263          6,495  Defined     1             6,495
ALLIANZ SE                    SP ADR 1/10 SH  018805101       203          8,705  Defined     1             8,705
ALTRIA GROUP INC              COM             02209S103       351          5,000  Sole                      5,000
AMBAC FINL GROUP INC          COM             023139108     6,539         75,000  Sole                     75,000
AMERICAN EXPRESS CO           COM             025816109     5,139         84,000  Sole                     84,000
AMERICAN EXPRESS CO           COM             025816109       248          4,055  Defined     1             4,055
AMERICAN INTL GROUP INC       COM             026874107    19,188        274,000  Sole                    274,000
AMERICAN INTL GROUP INC       COM             026874107       290          4,139  Defined     1             4,139
AMERIPRISE FINL INC           COM             03076C106       254          3,988  Sole                      3,988
ANGLO AMERN PLC               ADR             03485P102       264          9,000  Sole                      9,000
AUTOMATIC DATA PROCESSING IN  COM             053015103    11,972        247,000  Sole                    247,000
AVON PRODS INC                COM             054303102     5,035        137,000  Sole                    137,000
BANK MONTREAL QUE             COM             063671101       257          4,000  Sole                      4,000
BANK OF AMERICA CORPORATION   COM             060505104    16,134        330,000  Sole                    330,000
BANK OF AMERICA CORPORATION   COM             060505104       247          5,045  Defined     1             5,045
BARCLAYS PLC                  ADR             06738E204    16,235        291,000  Sole                    291,000
BARCLAYS PLC                  ADR             06738E204       208          3,730  Defined     1             3,730
BARRICK GOLD CORP             COM             067901108       641         22,000  Sole                     22,000
BHP BILLITON LTD              SPONSORED ADR   088606108       485          8,120  Defined     1             8,120
BROOKFIELD PPTYS CORP         COM             112900105       283         11,600  Sole                     11,600
CADBURY SCHWEPPES PLC         ADR             127209302     8,427        155,200  Sole                    155,200
CANADIAN NAT RES LTD          COM             136385101       466          7,000  Sole                      7,000
CANADIAN NATL RY CO           COM             136375102       773         15,176  Defined     1            15,176
CANADIAN PAC RY LTD           COM             13645T100       256          3,700  Sole                      3,700
CHARLES RIV LABS INTL INC     COM             159864107     2,787         54,000  Sole                     54,000
CHUBB CORP                    COM             171232101     3,903         72,100  Sole                     72,100
CINTAS CORP                   COM             172908105     7,886        200,000  Sole                    200,000
CISCO SYS INC                 COM             17275R102       329         11,815  Defined     1            11,815
CITIGROUP INC                 COM             172967101    17,285        337,000  Sole                    337,000
CITIGROUP INC                 COM             172967101       663         12,934  Defined     1            12,934
COLGATE PALMOLIVE CO          COM             194162103       429          6,610  Defined     1             6,610
COMCAST CORP NEW              CL A            20030N101    14,229        506,000  Sole                    506,000
COMCAST CORP NEW              CL A SPL        20030N200       278          9,932  Defined     1             9,932
CONSTELLATION BRANDS INC      CL A            21036P108    12,572        517,800  Sole                    517,800
CREDIT SUISSE GROUP           SPONSORED ADR   225401108    10,545        148,600  Sole                    148,600
CREDIT SUISSE GROUP           SPONSORED ADR   225401108       281          3,955  Defined     1             3,955
CRYSTALLEX INTL CORP          COM             22942F101       238         56,200  Sole                     56,200
CVS CAREMARK CORPORATION      COM             126650100     8,566        235,000  Sole                    235,000
CVS CAREMARK CORPORATION      COM             126650100       264          7,255  Defined     1             7,255
DENISON MINES CORP            COM             248356107       270         22,540  Sole                     22,540
DIAGEO P L C                  SPON ADR NEW    25243Q205    12,138        145,700  Sole                    145,700
DIAGEO P L C                  SPON ADR NEW    25243Q205       205          2,460  Defined     1             2,460
ENCANA CORP                   COM             292505104       468          7,600  Sole                      7,600
EXXON MOBIL CORP              COM             30231G102       846         10,080  Defined     1            10,080
FAIRFAX FINL HLDGS LTD        SUB VTG         303901102       210          1,100  Sole                      1,100
FIRST DATA CORP               COM             319963104    12,676        388,000  Sole                    388,000
FORWARD AIR CORP              COM             349853101       303          8,900  Sole                      8,900
GENENTECH INC                 COM NEW         368710406     1,589         21,000  Sole                     21,000
GENERAL ELECTRIC CO           COM             369604103       648         16,935  Defined     1            16,935
GENWORTH FINL INC             COM CL A        37247D106     7,327        213,000  Sole                    213,000
GENZYME CORP                  COM             372917104     2,318         36,000  Sole                     36,000
GEVITY HR INC                 COM             374393106       232         12,000  Sole                     12,000

GILEAD SCIENCES INC           COM             375558103     2,326         60,000  Sole                     60,000
GLAXOSMITHKLINE PLC           SPONSORED ADR   37733W105    12,317        235,200  Sole                    235,200
GLOBAL PMTS INC               COM             37940X102       305          7,700  Sole                      7,700
GOLDCORP INC NEW              COM             380956409       378         15,950  Defined     1            15,950
GOLDCORP INC NEW              COM             380956409       216          9,100  Sole                      9,100
GROUPE CGI INC                CL A SUB VTG    39945C109       164         14,600  Sole                     14,600
HARTFORD FINL SVCS GROUP INC  COM             416515104    13,693        139,000  Sole                    139,000
HOME DEPOT INC                COM             437076102     7,595        193,000  Sole                    193,000
HOME DEPOT INC                COM             437076102       221          5,610  Defined     1             5,610
HSBC HLDGS PLC                SPON ADR NEW    404280406       207          2,260  Defined     1             2,260
ILLINOIS TOOL WKS INC         COM             452308109     7,478        138,000  Sole                    138,000
INTEL CORP                    COM             458140100       327         13,752  Defined     1            13,752
INTERNATIONAL BUSINESS MACHS  COM             459200101       345          3,279  Defined     1             3,279
ISHARES INC                   MSCI JAPAN      464286848       505         34,770  Defined     1            34,770
ISHARES TR                    MSCI EAFE IDX   464287465     1,213         15,040  Defined     1            15,040
JOHNSON & JOHNSON             COM             478160104    12,447        202,000  Sole                    202,000
JOHNSON & JOHNSON             COM             478160104       481          7,805  Defined     1             7,805
JP MORGAN CHASE & CO          COM             46625H100    19,768        408,000  Sole                    408,000
KONINKLIJKE PHILIPS ELECTRS   NY REG SH NEW   500472303       202          4,770  Defined     1             4,770
KRAFT FOODS INC               CL A            50075N104     9,729        276,000  Sole                    276,000
LEHMAN BROS HLDGS INC         COM             524908100     9,837        132,000  Sole                    132,000
LILLY ELI & CO                COM             532457108    15,143        271,000  Sole                    271,000
LUNDIN MINING CORP            COM             550372106       218         18,000  Sole                     18,000
MAGNA INTL INC                CL A            559222401       339          3,700  Sole                      3,700
MANULIFE FINL CORP            COM             56501R106     1,140         30,535  Defined     1            30,535
MARSHALL & ILSLEY CORP        COM             571834100    13,194        277,000  Sole                    277,000
MCGRAW HILL COS INC           COM             580645109    10,375        152,400  Sole                    152,400
MEDTRONIC INC                 COM             585055106    15,117        291,500  Sole                    291,500
MELLON FINL CORP              COM             58551A108     9,812        223,000  Sole                    223,000
MERIDIAN GOLD INC             COM             589975101       238          8,700  Sole                      8,700
MERRILL LYNCH & CO INC        COM             590188108    13,624        163,000  Sole                    163,000
MERRILL LYNCH & CO INC        COM             590188108       207          2,480  Defined     1             2,480
MICROSOFT CORP                COM             594918104       510         17,300  Defined     1            17,300
MIRAMAR MINING CORP           COM             60466E100       256         59,000  Sole                     59,000
MITSUBISHI UFJ FINL GROUP IN  SPONSORED ADR   606822104       151         13,679  Defined     1            13,679
MORGAN STANLEY                COM NEW         617446448    10,326        123,100  Sole                    123,100
NEXEN INC                     COM             65334H102       298          9,600  Sole                      9,600
NOKIA CORP                    SPONSORED ADR   654902204       237          8,446  Defined     1             8,446
NORTHERN ORION RES INC        COM             665575106       421         73,700  Sole                     73,700
NORTHGATE MINERALS CORP       COM             666416102        58         20,200  Sole                     20,200
NOVA CHEMICALS CORP           COM             66977W109       422         11,800  Sole                     11,800
NOVARTIS A G                  SPONSORED ADR   66987V109    16,597        296,000  Sole                    296,000
PEPSICO INC                   COM             713448108    17,834        275,000  Sole                    275,000
PEPSICO INC                   COM             713448108       448          6,910  Defined     1             6,910
PETSMART INC                  COM             716768106    10,172        313,468  Sole                    313,468
PFIZER INC                    COM             717081103       303         11,861  Defined     1            11,861
PRICE T ROWE GROUP INC        COM             74144T108    15,962        307,616  Sole                    307,616
PROCTER & GAMBLE CO           COM             742718109    18,963        309,900  Sole                    309,900
PROCTER & GAMBLE CO           COM             742718109       572          9,345  Defined     1             9,345
PRUDENTIAL FINL INC           COM             744320102    13,884        142,800  Sole                    142,800
QUEST DIAGNOSTICS INC         COM             74834L100    11,032        213,600  Sole                    213,600
R H DONNELLEY CORP            COM NEW         74955W307    10,268        135,500  Sole                    135,500
ROGERS COMMUNICATIONS INC     CL B            775109200       763         17,865  Defined     1            17,865
SCHEIN HENRY INC              COM             806407102     9,575        179,200  Sole                    179,200
SCHLUMBERGER LTD              COM             806857108       431          5,075  Defined     1             5,075
SCRIPPS E W CO OHIO           CL A            811054204    11,697        256,000  Sole                    256,000
SHAW COMMUNICATIONS INC       CL B CONV       82028K200       461         10,900  Sole                     10,900
STRYKER CORP                  COM             863667101    11,545        183,000  Sole                    183,000
SUN LIFE FINL INC             COM             866796105       797         16,700  Sole                     16,700
SUN LIFE FINL INC             COM             866796105       732         15,340  Defined     1            15,340
SUNCOR ENERGY INC             COM             867229106       893          9,900  Sole                      9,900
SYSCO CORP                    COM             871829107    12,767        387,000  Sole                    387,000

TALISMAN ENERGY INC           COM             87425E103       312         16,100  Sole                     16,100
TLC VISION CORP               COM             872549100        83         16,000  Sole                     16,000
TOTAL S A                     SPONSORED ADR   89151E109       263          3,245  Defined     1             3,245
TYCO INTERNATIONAL LTD        WHEN ISSUED     G9143X208       270          8,000  Sole                      8,000
UNITED TECHNOLOGIES CORP      COM             913017109     1,773         25,000  Sole                     25,000
UNITED TECHNOLOGIES CORP      COM             913017109       379          5,340  Defined     1             5,340
UNITEDHEALTH GROUP INC        COM             91324P102    15,598        305,000  Sole                    305,000
US BANCORP DEL                COM NEW         902973304     9,234        280,250  Sole                    280,250
VEOLIA ENVIRONNEMENT          SPONSORED ADR   92334N103    10,491        133,800  Sole                    133,800
WACHOVIA CORP NEW             COM             929903102    10,814        211,000  Sole                    211,000
WAL MART STORES INC           COM             931142103     6,735        140,000  Sole                    140,000
WALGREEN CO                   COM             931422109     8,490        195,000  Sole                    195,000
WALGREEN CO                   COM             931422109       266          6,100  Defined     1             6,100
WELLS FARGO & CO NEW          COM             949746101    15,862        451,000  Sole                    451,000
WPP GROUP PLC                 SPON ADR 0905   929309409    21,229        284,000  Sole                    284,000
WPP GROUP PLC                 SPON ADR 0905   929309409       217          2,905  Defined     1             2,905
WYETH                         COM             983024100    20,642        360,000  Sole                    360,000
WYETH                         COM             983024100       534          9,314  Defined     1             9,314
YUM BRANDS INC                COM             988498101     8,638        264,000  Sole                    264,000
ZIMMER HLDGS INC              COM             98956P102    12,988        153,000  Sole                    153,000
ZIONS BANCORPORATION          COM             989701107     9,129        118,700  Sole                    118,700
                                                         --------
                         142                              753,144
                                                         ========